Supplemental Cash Flow (Table)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow disclosures
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Interest paid	$60,604	$59,049	$77,877
Income taxes paid (refunded)	$(54,469)	$53,050	$36,863

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Common Shares withheld (1)	120,250	310,388	200,025

Aggregate value of Common Shares withheld	$5,952	$13,527	$7,622

Cash receipts upon exercise of stock options	5,447	3,574	1,572
Cash disbursements for payment of taxes (2)	(3,512)	(3,065)	(1,654)
Net cash receipts (disbursements) from exercise of stock
options and vesting of other stock awards	$1,935	$509	$(82)

  Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

  In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting.  U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.